Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

NOTE 4 — INVENTORIES

Inventories, at cost, consist of the following:

	December 31, 2025	December 31, 2024
Medicines, consumables and reagents for clinical and laboratory analyses	$77,296	$80,813
Supplements	258,064	-
	$335,360	$80,813